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[graphic]                     ADVISOR CLASS SHARES            September 25, 2000
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                                   SUPPLEMENT

                        TO THE April 29, 2000 PROSPECTUS
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                      [logo]
--------------------------------------------------------------------------------

The Board of Directors of Accessor Funds, Inc. has approved a change in the Dividends and Distributions policy. In connection with the policy change, the following language is inserted in the following section of the Advisor Class
Prospectus:

On page 39, the following replaces the Dividends and Distributions section, including the table in the section, it its entirety:

================================================================================
                           DIVIDENDS AND DISTRIBUTIONS
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[Graphic]  Dividends.  Each Fund intends to distribute  substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fixed Income Funds normally pay
dividend   distributions   monthly.  The  Equity  Funds  normally  pay  dividend
distributions  quarterly  in  March,  June,  September  and  December,  with the
exception  of   International   Equity  Fund,   which   normally  pays  dividend
distributions annually in December.

[Graphic] Other Distributions. Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

[Graphic] Automatic Reinvestment of Dividends and other Distributions. All dividends and other distributions on Advisor Class Shares of a Fund will be automatically reinvested in additional Advisor Class Shares of that Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in Advisor Class Shares of any other Fund.

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[graphic]                     INVESTOR CLASS SHARES           September 25, 2000
--------------------------------------------------------------------------------
                                   SUPPLEMENT

                        TO THE April 29, 2000 PROSPECTUS
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                      [logo]
--------------------------------------------------------------------------------

The Board of Directors of Accessor Funds, Inc. has approved a change in the Dividends and Distributions policy. In connection with the policy change, the following language is inserted in the following section of the Investor Class
Prospectus:

On page 39, the following replaces the Dividends and Distributions section, including the table in the section, it its entirety:

================================================================================
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
[Graphic] Dividends. Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fixed Income Funds normally pay dividend distributions monthly. The Equity Funds normally pay dividend distributions quarterly in March, June, September and December, with the exception of International Equity Fund, which normally pays dividend distributions annually in December.

[Graphic] Other Distributions. Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

[Graphic] Automatic Reinvestment of Dividends and other Distributions. All dividends and other distributions on Investor Class Shares of a Fund will be automatically reinvested in additional Investor Class Shares of that Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in Investor Class Shares of any other Fund.